Commitments and contingencies	12 Months Ended
Mar. 31, 2021
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Commitments and contingencies

37.	Commitments and contingencies
In the ordinary course of business, the Company faces claims and assertions by various parties. The Company assesses such claims and assertions and monitors the legal environment on an ongoing basis, with the assistance of external legal counsel, wherever necessary. The Company records a liability for any claims where a potential loss is probable and capable of being estimated and discloses such matters in its financial statements, if material. For potential losses that are considered possible, but not probable, the Company provides disclosure in the financial statements but does not record a liability in its accounts unless the loss becomes probable.
The following is a description of claims and assertions where a potential loss is possible, but not probable. The Company believes that none of the contingencies described below would have a material adverse effect on the Company’s financial condition, results of operations or cash flows.
Litigation
The Company is involved in legal proceedings, both as plaintiff and as defendant. There are claims which the Company does not believe to be of material nature, other than those described below.
Income Tax
The Company has ongoing disputes with income tax authorities relating to tax treatment of certain items. These mainly include disallowed expenses, the tax treatment of certain expenses claimed by the Company as deductions and the computation of, or eligibility of, the Company’s use of certain tax incentives or allowances.
Most of these disputes and/or disallowances, being repetitive in nature, have been raised by the income tax authorities consistently in most of the years.
The Company has a right of appeal to the Commissioner of Income Tax (Appeals), or CIT (A), the Dispute Resolution Panel, or DRP, and to the Income Tax Appellate Tribunal, or ITAT, against adverse decisions by the assessing officer, DRP or CIT (A), as applicable. The income tax authorities have similar rights of appeal to the ITAT against adverse decisions by the CIT (A) or DRP. The Company has a further right of appeal to the Bombay High Court or the Supreme Court against adverse decisions by the appellate authorities for matters involving substantial question of law. The income tax authorities have similar rights of appeal.
As at March 31, 2021, there are matters and/or disputes pending in appeal amounting to Rs.6,213 million, which includes Rs.78 million in respect of equity accounted investees (Rs.14,633 million, which includes Rs.966 million in respect of equity accounted investees as at March 31, 2020).
Customs, Excise Duty and Service Tax
As at March 31, 2021, there are pending litigations for various matters relating to customs, excise duty and service tax involving demands, including interest and penalties, of Rs.6,427 million, which includes Rs.11 million in respect of equity accounted investees (Rs.6,653 million, which includes Rs.11 million in respect of equity accounted investees as at March 31, 2020). These demands challenged the basis of valuation of the Company’s products and denied the Company’s claims of Central Value Added Tax, or CENVAT, credit on inputs. The details of the demands for more than Rs.1,000 million are as follows:
As at March 31, 2021, the Excise Authorities have raised a demand and penalty of Rs.2,683 million, (Rs.2,683 million as at March 31, 2020), due to the classification of certain chassis (as goods transport vehicles instead of dumpers) which were sent to automotive body builders by the Company, which the Excise Authorities claim requires the payment of the National Calamity Contingent Duty (NCCD). The Company has obtained a technical expert certificate on the classification. The appeal is pending before the Custom Excise & Service Tax Appellate Tribunal.

Sales Tax / VAT
The total sales tax demands (including interest and penalty), that are being contested by the Company amount to Rs.14,220 million, which includes Rs.90 million in respect of equity accounted investees as at March 31, 2021 (Rs.9,621 million, which includes Rs.98 million in respect of equity accounted investees, as at March 31, 2020). The details of the demands for more than Rs.1,000 million are as follows:
The Sales Tax Authorities have raised demand of Rs.3,269 million (Rs.2,078 million as at March 31, 2020) towards rejection of certain statutory forms for concessional lower/nil tax rate (Form F and Form C) on technical grounds and few other issues such as late submission, single form issued against different months’ / quarters’ dispatches / sales, etc. and denial of exemption from tax in absence of proof of export for certain year. The Company has contended that the benefit cannot be denied on technicalities, which are being complied with. The matter is pending at various levels.
The Sales Tax authorities have denied input tax credit and levied interest and penalty thereon due to varied reasons aggregating to Rs.2,705 million as at March 31, 2021 (Rs.2,218 million as at March 31, 2020). The reasons for disallowing credit was mainly due to Taxes not paid by Vendors, incorrect method of calculation of set off as per the department, alleged suppression of sales as per the department etc. The matter is contested in appeal.
The Sales Tax Authorities have raised demand for Check post /Entry Tax liability at various states amouting to Rs.4,346 million (Rs.658 million as at March 31, 2020). The Company is contesting this issue.
The Sales Tax Authorities have raised demand of Rs.1,488 million (Rs.1,488 as at March 31, 2020) towards full CST liability on Chassis exported after enroute body building and interest thereon considering as CST sale. The Company has contended that the Company’s manufacturing plant dispatching chassis for enroot body building to bodybuilders as bill to the Company and ship to bodybuilders is constituted as export sale after Chassis export. The matter is contested in appeal.

Other Taxes and Dues
Other amounts for which the Company may contingently be liable aggregate to Rs.2,470 million, which includes Rs.8 million in respect of equity accounted investees as at March 31, 2020 (Rs.6,375 million, which includes Rs.71 million in respect of equity accounted investees, as at March 31, 2020).
Other claims
There are other claims against the Company, the majority of which pertain to government body investigations with regards to regulatory compliances, motor accident claims, product liability claims and consumer complaints. Some of the cases also relate to the replacement of parts of vehicles and/or the compensation for deficiencies in the services by the Company or its dealers.
The Hon’ble Supreme Court of India (“SC”) by their order dated February 28, 2019, set out the principles based on which allowances paid to the employees should be identified for inclusion in basic wages for the purposes of computation of Provident Fund contribution. There are interpretative challenges and considerable uncertainty, including estimating the amount retrospectively. Pending the directions from the EPFO, the impact for past periods, if any, is not ascertainable reliably and consequently no financial effect has been provided for in the financial statements. The Company has complied with this on a prospective basis, from the date of the SC order.
The Company has, consequent to an Order of the Hon’ble Supreme Court of India in the case of R.C.Gupta Ors. Vs Regional Provident Fund Organisation and Ors., evaluated the impact on its employee pension scheme and concluded that this is not applicable to the Company based on external legal opinion and hence it is not probable that there will be an outflow of resources. Further a Supreme Court of India bench, allowed the review petitions filed by the Employees Provident Fund Organisation (EPFO) and decided to reconsider the previous order that permitted grant of Provident Fund pension on last drawn salary. The Supreme Court has recalled its 2019 order which had paved way for pension on last drawn salary for employees by removing the current salary ceiling of Rs.15,000.
Commitments
The Company has entered into various contracts with vendors and contractors for the acquisition of plant and machinery, equipment and various civil contracts of a capital nature amounting to Rs.96,325 million as at March 31, 2021 (Rs.134,853 million as at March 31, 2020), which are yet to be executed.
The Company has entered into various contracts with vendors and contractors for the acquisition of intangible assets of a capital nature amounting to Rs.2,511 million as at March 31, 2021, (Rs.2,030 million as at March 31, 2020), which are yet to be executed.
Under the joint venture agreement with Chery Jaguar Land Rover Automotive Co. Limited, the Company has an outstanding commitment of Rs.17,014 million as at March 31, 2021 (Rs.16,298 million as at March 31, 2020) towards its share in the capital of the joint venture.